Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Defined Benefit Obligation for Post-Employment and Other Non-Current Employee Benefits (Detail) - Present value of defined benefit obligation [member] - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	$ 4,369	$ 2,915	$ 2,687
Current service cost	195	241	145
Effect on curtailment	(5)		(61)
Interest expense	265	258	194
Actuarial gains or losses	(391)	190	(7)
Foreign exchange gain	(86)	(69)	141
Benefits paid	(265)	(385)	(192)
Acquisitions	417	1,209
Philippines disposal	(1,111)
Past service cost		10	8
Balance at end of year	3,388	4,369	2,915
Seniority premium plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	461	416	404
Current service cost	42	44	45
Interest expense	34	29	27
Actuarial gains or losses	(84)	12	(22)
Benefits paid	(42)	(40)	(38)
Balance at end of year	411	461	416
Post employment plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year			135
Certain liability cost	0	0	0
Reclassification to certain liability cost			(135)
Liabilities directly associated with assets held for sale	$ 0	$ 0	$ 0